Segment Information - Narrative (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2025 segment	Dec. 31, 2024 segment	Dec. 31, 2025 segement segment	Dec. 31, 2024 segment
Segment Reporting [Abstract]
Number of operating segments | segment	1	1	1	1
Number of reportable segments not disclosed flag | segement			1